Cash and cash equivalents	12 Months Ended
Dec. 31, 2016
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents
5. Cash and cash equivalents
	As at
	Dec 31, 2016	Dec 31, 2015
Cash and cash equivalents	55,952,873	40,109,382

Ardmore is required to maintain a minimum cash balance in accordance with its long-term debt facility agreements (see Note 9).